MAINSTAY VP SERIES FUND, INC.

MainStay VP Income Builder Portfolio
MainStay VP Government Portfolio

 Supplement dated February 10, 2011 (“Supplement”)
to the Prospectus for MainStay VP Series Fund, Inc.
dated May 1, 2010, as supplemented (“Prospectus”)

This Supplement updates certain information contained in the Prospectus. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

MainStay VP Income Builder Portfolio

Effective immediately, James Ramsay no longer serves as a member of the portfolio management team for the MainStay VP Income Builder Portfolio (“VP Income Builder Portfolio”).  Accordingly, all references to Mr. Ramsay in the Prospectus are hereby deleted.  The VP Income Builder Portfolio will continue to be managed by Dan Roberts, Gary Goodenough, Louis N. Cohen, Michael Kimble and Taylor Wagenseil of MacKay Shields LLC (“MacKay Shields”), and Eric Sappenfield, William W. Priest and Michael A. Welhoelter of Epoch Investment Partners, Inc.

MainStay VP Government Portfolio

Effective immediately, James Ramsay no longer serves as a member of the portfolio management team for the MainStay VP Government Portfolio (“VP Government Portfolio”).  Accordingly, all references to Mr. Ramsay in the Prospectus are hereby deleted.  Effective February 28, 2011, Dan Roberts and Louis N. Cohen will join Gary Goodenough as members of the portfolio management team for the VP Government Portfolio.  In this regard, the following changes are hereby made:

i.	The section entitled “Management” on page 66 of the Prospectus is hereby replaced with the following:

Subadvisor	Portfolio Managers	Service Date
MacKay Shields LLC	Gary Goodenough, Senior Managing Director Dan Roberts, Senior Managing Director Louis N. Cohen, Managing Director	Since 2000 Since February 2011 Since February 2011

ii.	The “Portfolio Managers” and “Portfolio Manager Biographies” subsections beginning on page 109 and 110 of the Prospectus, respectively, are hereby revised as follows:

Portfolio Managers:

MainStay VP Government Portfolio	Gary Goodenough, Dan Roberts and Louis N. Cohen

Portfolio Manager Biographies:

Louis N. Cohen – Mr. Cohen has managed the MainStay VP Income Builder Portfolio since February 2010 and the MainStay VP Government Portfolio since February 2011.  He joined MacKay Shields in October 2004 as Director of Research after MacKay Shields acquired the fixed income active core division of Pareto Partners. Mr. Cohen received his BA and MBA from New York University.

Dan Roberts – Mr. Roberts has managed the fixed income investments for the MainStay VP Income Builder Portfolio since June 2009 and the MainStay VP Government Portfolio since February 2011. Mr. Roberts joined MacKay Shields in October 2004 when the firm acquired the fixed income active core division of Pareto Partners. Mr. Roberts was Chief Investment Officer and an equity shareholder at Pareto Partners. Mr. Roberts holds a BBA and a Ph.D. from the University of Iowa.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

MAINSTAY GROUP OF FUNDS

MainStay VP Income Builder Portfolio
MainStay VP Government Portfolio

Supplement dated February 10, 2011 (“Supplement”)
to the Statement of Additional Information for MainStay VP Series Fund, Inc.
dated May 1, 2010, as supplemented (“SAI”)

This Supplement updates certain information contained in the SAI with respect to MainStay VP Income Builder Portfolio and MainStay VP Government Portfolio (the “Portfolios”).  You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

1.	Effective immediately, all references to James Ramsay as a portfolio manager of the Portfolios in the SAI are hereby deleted.

2.
Effective February 28, 2011, the table beginning on page 81 under the section entitled “Portfolio Managers” is hereby revised to add MainStay VP Government Portfolio to the list of Funds managed by Louis Cohen and Dan Roberts.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

.